Cipperman & Company
Walnut Hill Plaza
150 S. Warner Road
Suite 140
King of Prussia, PA 19406
610.687.5320 (office)

VIA EDGAR

March 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Cheswold Lane Funds (“Registrant”)
File Nos. 333-133392 and 811-21891

Ladies and Gentlemen,

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 5 to the Registration Statement under the Investment Company Act of 1940, as amended.

No fees are required in connection with this filing.  Should you have any questions, feel free to contact the undersigned at 610.687.5320.

Sincerely,

_________________________
Todd Cipperman
Attachment